VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total investment	$ 7,200	$ 2,800
Total assets	61,643	43,458	$ 11,577
Net income (loss)	797	501	$ (112)
Aggregated total
Schedule of Equity Method Investments [Line Items]
Total assets	52,300	2,800
Net income (loss)	$ 2,000	$ 89